Leases - Right-of-Use Assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period	£ 65,084	[1]	£ 50,818
Additions	5,503		17,349
Disposals	(892)		(24)
Derecognition as a result of subleases	(701)		(6)
Modifications	(1,912)		8,187
Depreciation charge	(13,026)		(11,861)		£ (10,958)
(Impairment)/ reversal of right-of-use assets	(130)		131		(214)
Effect of foreign exchange translations	(632)		490
Right-of-use assets end of period	53,294		65,084	[1]	50,818
Leasehold buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period	65,053		50,736
Additions	5,276		17,349
Disposals	(880)		(24)
Derecognition as a result of subleases	(701)		(6)
Modifications	(1,912)		8,187
Depreciation charge	(12,957)		(11,809)
(Impairment)/ reversal of right-of-use assets	(130)		131
Effect of foreign exchange translations	(633)		489
Right-of-use assets end of period	53,116		65,053		50,736
Other IT equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period	0
Additions	227
Disposals	0
Derecognition as a result of subleases	0
Modifications	0
Depreciation charge	(50)
(Impairment)/ reversal of right-of-use assets	0
Effect of foreign exchange translations	1
Right-of-use assets end of period	178		0
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning of period	31		82
Additions	0		0
Disposals	(12)		0
Derecognition as a result of subleases	0		0
Modifications	0		0
Depreciation charge	(19)		(52)
(Impairment)/ reversal of right-of-use assets	0		0
Effect of foreign exchange translations	0		1
Right-of-use assets end of period	£ 0		£ 31		£ 82

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).